Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
As of December 31, 2012:
Total capital (to risk-weighted assets)	$ 105,233	14.03%	$ 59,991	≥8.00%	$ 74,988	≥10.00%
Tier 1 capital (to risk-weighted assets)	95,845	12.78	29,995	4.00	44,993	≥ 6.00
Tier 1 capital (to average assets)	95,845	8.38	45,741	≥4.00	57,177	≥ 5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$ 112,802	16.42%	$ 54,960	≥8.00%	$ 68,699	≥10.00%
Tier 1 capital (to risk-weighted assets)	105,376	15.34	27,480	4.00	41,219	≥ 6.00
Tier 1 capital (to average assets)	105,376	8.66	48,646	≥4.00	60,808	≥ 5.00